UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21515

TS&W/Claymore Tax-Advantaged Balanced Fund

(Exact name of registrant as specified in charter)

2455 Corporate West Drive Lisle, IL 60532

(Address of principal executive offices) (Zip code)

Nicholas Dalmaso

2455 Corporate West Drive

Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

TS&W/Claymore Tax-Advantaged Balanced Fund

Portfolio of Investments

September 30, 2007 (Unaudited)

Principal Amount		Optional Call Provisions	Value
	Long-Term Municipal Bonds - 76.8%
	Arizona - 1.8%
$4,500,000	Maricopa County Pollution Control Corp., Pollution Control Revenue
	Refunding Public Service Co-A-RMK, BBB, Baa2
	5.750%, 11/1/2022	11/2/07 @ 101	$4,527,630

	California - 24.0%
5,000,000	Alhambra Certificates of Participation
	Police Facilities 91-1-RMK, AMBAC Insured, AAA, Aaa
	6.750%, 9/1/2023	N/A	6,051,950
8,250,000	California Health Facilities Financing Authority Revenue
	Series 1755, NR, Aa3 (Underlying Obligor: Sutter Health) (a)
	6.530%, 11/15/2046	11/15/16 @ 100	8,623,725
1,600,000	California Municipal Finance Authority Education Revenue
	American Heritage Education Foundation, Project-A, BBB-, NR
	5.250%, 6/1/2036	6/1/16 @ 100	1,555,984
5,000,000	California Statewide Communities Development Authority Revenue
	Bentley School, NR, NR (b)
	6.750%, 7/1/2032	7/1/10 @ 103	5,331,800
2,220,000	California Statewide Communities Development Authority Revenue
	Sub-Wildwood Elementary School, NR, NR
	7.000%, 11/1/2029	11/1/09 @ 102	2,334,352
5,575,000	Golden State Tobacco Securitization Corporation
	Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, BBB, Baa3
	5.750%, 6/1/2047	6/1/17 @ 100	5,307,958
5,000,000	Hacienda-La Puente Unified School District
	Series B, FSA Insured, AAA, Aaa
	5.000%, 8/1/2027	8/1/13 @ 100	5,387,450
2,510,000	Lincoln Improvement Board Act 1915
	Public Finance Authority-Twelve Bridges, NR, NR
	6.200%, 9/2/2025	9/2/09 @ 102	2,598,377
5,000,000	Long Beach Bond Finance Authority
	Natural Gas Revenue Bonds, Series 2007A, AA-, Aa3
	5.500%, 11/15/2037	N/A	5,250,250
8,000,000	Municipal Security Trust Certificates
	Series 7044, Class B, NR, NR (Underlying Obligor: Golden State Tobacco) (a)
	7.125%, 6/1/2047	6/1/17 @ 100	7,233,600
	Murrieta Valley Unified School District, Special Tax
	Community Facilities District No. 2000-2, NR, NR
1,625,000	6.300%, 9/1/2024	3/1/12 @ 101	1,799,233
2,505,000	6.375%, 9/1/2032	3/1/12 @ 101	2,781,151
1,800,000	Palm Springs Community Redevelopment Agency Tax Allocation
	Refunding Merged Project No. 1, Series A, A, NR
	5.500%, 9/1/2034	9/1/14 @ 100	1,847,826
1,350,000	Poway Unified School District, Special Tax
	Community Facilities District Number 6-Area-A, NR, NR
	6.125%, 9/1/2033	9/1/10 @ 102	1,385,329
915,000	Poway Unified School District, Special Tax
	Community Facilities District Number 10-Area-E, NR, NR
	5.750%, 9/1/2032	9/1/08 @ 102	917,754
820,000	Snowline California Joint Union School District Community Facility
	Special Tax, No. 2002-1, Series A, NR, NR
	5.400%, 9/1/2034	3/1/08 @ 103	795,080
1,870,000	William S. Hart Joint School Financing Authority
	CFD’s No’s 90-1, 99-1 & 2000-1 Series 2004, BBB+, NR
	5.625%, 9/1/2034	9/1/12 @ 100	1,914,656

			61,116,475

	Colorado - 1.9%
1,355,000	Denver Health & Hospital Authority Health Care Revenue
	Series 1998A, ACA Insured, A, NR
	5.375%, 12/1/2028	12/1/08 @ 101	1,396,463
	Denver Health & Hospital Authority Health Care Revenue
	Series 2004A, BBB, NR
1,000,000	6.000%, 12/1/2031	12/1/11 @ 100	1,088,970
2,000,000	6.250%, 12/1/2033	12/1/14 @ 100	2,303,720

			4,789,153

	Delaware - 0.2%
500,000	Delaware Health Facilities Authority
	Beebe Medical Center Project, Series 2004A, BBB+, Baa1
	5.500%, 6/1/2024	6/1/14 @ 100	513,715

	Florida - 2.5%
5,450,000	St. Johns County Industrial Development Authority First Mortgage Revenue
	Presbyterian Retirement, Series 2004A, NR, NR
	5.625%, 8/1/2034	8/1/14 @ 101	5,551,534
1,000,000	St. Johns County Industrial Development Authority Health Care
	Glenmoor Project, Series 2006A, NR, NR
	5.250% 1/1/2026	1/1/16 @ 100	938,460

			6,489,994

	Illinois - 2.8%
5,000,000	Illinois Finance Authority Revenue
	OSF Healthcare System, Series 2007A, A, A2
	5.750%, 11/15/2037	11/15/17 @ 100	5,234,150
2,000,000	Metropolitan Pier and Exposition Authority
	McCormick Place Expansion Project, Series 2004A, AAA, A1
	5.500%, 6/15/2027	11/2/07 @ 100	2,001,040

			7,235,190

	Louisiana - 2.5%
3,000,000	UBS Municipal Various States, FGIC Insured, AAA, NR
	(Underlying Obligor: 19th Judicial Building Commission) (a)
	6.923%, 6/1/2041	6/1/17 @ 100	3,470,940
2,750,000	UBS Municipal Various States
	GNMA/FNMA/FHLMC Guaranteed, NR, Aaa
	(Underlying Obligor: Lafayette Public Trust Finance Authority) (a)
	6.626%, 5/1/2015	N/A	2,996,235

			6,467,175

	Massachusetts - 1.7%
	Massachusetts Development Finance Agency Revenue
	Evergreen Center, BBB-, NR
1,505,000	5.500%, 1/1/2020	1/1/15@ 100	1,534,603
1,820,000	5.500%, 1/1/2035	1/1/15@ 100	1,792,045
930,000	Massachusetts Development Finance Agency Revenue
	Hampshire College, Series 2004, BBB, Baa2
	5.625%, 10/1/2024	10/1/14 @ 100	961,229

			4,287,877

	Michigan - 1.2%
3,065,000	Monroe County Hospital Finance Authority Hospital Revenue
	Refunding Mercy Memorial Hospital Corporation, BBB-, Baa3
	5.500%, 6/1/2035	6/1/16 @ 100	2,934,707

	Missouri - 5.4%
4,690,000	Cole County Industrial Development Authority
	Senior Living Facilities Revenue
	Lutheran Senior Services Heisinger Project, NR, NR (b)
	5.500%, 2/1/2035	2/1/14 @ 100	4,739,620
6,000,000	Missouri Development Finance Board
	Branson Landing Project, Series 2004A, BBB+, Baa1 (b)
	5.625%, 12/1/2028	6/1/14 @ 100	6,059,280
3,000,000	Missouri State Health & Educational Facilities Authority Revenue
	Senior Living Facilities Revenue
	Lutheran Senior, Series A, NR, NR (b)
	5.375%, 2/1/2035	2/1/15 @ 100	3,012,420

			13,811,320

	New Jersey - 7.2%
6,400,000	Camden County Improvement Authority
	Cooper Health System, Series 2004A, BBB, Baa3
	5.750%, 2/15/2034	8/15/14 @ 100	6,571,264
	New Jersey Economic Development Authority Revenue
	Cigarette Tax, BBB, Baa2
1,850,000	5.750%, 6/15/2029	6/15/14 @ 100	1,935,655
1,000,000	5.500%, 6/15/2031	6/15/14 @ 100	1,028,710
5,000,000	5.750%, 6/15/2034	6/15/14 @ 100	5,249,000
2,000,000	New Jersey Educational Facilities Authority
	Fairleigh Dickinson University, Series 2002D, NR, NR
	6.000%, 7/1/2025	7/1/13 @ 100	2,102,900
1,450,000	New Jersey Educational Facilities Authority
	Stevens Institute of Technology Prerefunded, Series 2004B, BBB+, Baa2
	5.375%, 7/1/2034	7/1/14 @ 100	1,592,158

			18,479,687

	New York - 5.1%
4,500,000	New York State Dormitory Authority Revenue
	Cabrini of Westchester, Series 2006, GNMA Collateralized, AA, NR (c)
	5.200%, 2/15/2041	2/15/17 @ 103	4,725,540
7,750,000	New York State Dormitory Authority Revenue
	Rols-R-816, Series A, MBIA Insured, NR, Aaa
	(Underlying Obligor: The New School) (a)
	6.009%, 7/1/2046	7/1/16 @ 100	8,169,275

			12,894,815

	Ohio - 1.8%
4,560,000	Akron, Bath & Copley Joint Township Hospital District Revenue
	Hospital Facilities-Summa Health Systems, Series A, RADIAN Insured, AA, Aa3 (b)
	5.500%, 11/15/2034	11/15/14 @ 100	4,686,813

	Pennsylvania - 6.0%
12,000,000	Allegheny County Hospital Development Authority Health System Revenue
	West Penn, Series 2007A, BB, Ba2 (c)
	5.375%, 11/15/2040	11/15/17 @ 100	11,412,480
3,750,000	Pennsylvania Higher Educational Facilities Authority
	Widener University Series 2003, BBB+, NR
	5.375%, 7/15/2029	7/15/13 @ 100	3,808,425

			15,220,905

	Puerto Rico - 5.2%
7,500,000	UBS Municipal Various States, A+, NR
	(Underlying Obligor: Puerto Rico Sales Tax Financing Corporation) (a)
	6.300%, 8/1/2057	8/1/17 @ 100	8,035,500
5,000,000	Puerto Rico Sales Tax Financing Corporation
	Series 2007A, A+, A1
	5.250%, 8/01/2057	8/1/17 @ 100	5,178,500

			13,214,000

	Rhode Island - 2.9%
	Rhode Island State Health & Educational Building Corporation Revenue
	Hospital Financing Lifespan, A-, A3
3,000,000	6.500%, 8/15/2032	8/15/12 @ 100	3,381,780
3,000,000	6.375%, 8/15/2021 (Prerefunded)	8/15/12 @ 100	3,368,010
500,000	6.375%, 8/15/2021	8/15/12 @ 100	537,015

			7,286,805

	South Carolina - 2.8%
	Lexington County Health Services District, Inc., Hospital Revenue
	Lexington Medical Center, Series 2004, A+, A2
1,430,000	5.500%, 5/1/2032	5/1/14 @ 100	1,577,533
5,000,000	5.500%, 5/1/2037 (b)	5/1/14 @ 100	5,515,850

			7,093,383

	Wisconsin - 1.8%
3,350,000	Wisconsin State Health & Educational Facilities Authority Revenue
	Aurora Health Care, Series A, BBB+, NR
	5.600%, 2/15/2029	2/15/09 @ 101	3,374,790
	Wisconsin State Health & Educational Facilities Authority Revenue
	Blood Center Southeastern Project, BBB+, NR
500,000	5.500%, 6/1/2024	6/1/14 @ 100	510,305
750,000	5.750%, 6/1/2034	6/1/14 @ 100	768,278

			4,653,373

	Total Long-Term Municipal Bonds - 76.8% (Cost $194,870,990)		195,703,017

Number of Shares
	Common Stocks - 59.6%
	Capital Markets - 0.6%
85,000	Nomura Holdings, Inc. ADR (Japan)		1,415,250

	Chemicals - 1.5%
90,000	Dow Chemical Co.		3,875,400

	Commercial Banks - 2.6%
35,000	HSBC Holdings PLC ADR (United Kingdom)		3,241,000
65,000	Wachovia Corp.		3,259,750

			6,500,750

	Commercial Services & Supplies - 4.2%
35,000	Avery Dennison Corp.		1,995,700
85,000	Pitney Bowes, Inc.		3,860,700
55,000	R. R. Donnelley & Sons Co.		2,010,800
75,000	Waste Management, Inc.		2,830,500

			10,697,700

	Communications Equipment - 3.1%
125,000	Corning, Inc.		3,081,250
85,000	Nokia Corp. ADR (Finland)		3,224,050
40,000	Telefonaktiebolaget LM Ericsson ADR (Sweden)		1,592,000

			7,897,300

	Diversified Financial Services - 6.8%
115,000	Bank of America Corp.		5,781,050
105,000	Citigroup, Inc.		4,900,350
92,500	ING Groep N.V. ADR (Netherlands)		4,098,675
60,000	JPMorgan Chase & Co.		2,749,200

			17,529,275

	Diversified Telecommunication - 6.4%
117,500	AT&T, Inc.		4,971,425
225,000	Deutsche Telekom AG ADR (Germany)		4,416,750
46,800	Embarq Corp.		2,602,080
100,000	Verizon Communications, Inc.		4,428,000

			16,418,255

	Electric Utilities - 1.7%
92,500	Progress Energy, Inc.		4,333,625

	Food Products - 0.7%
100,000	Sara Lee Corp.		1,669,000

	Health Care Providers & Services - 1.0%
42,500	Quest Diagnostics, Inc.		2,455,225

	Hotels, Restaurants & Leisure - 1.1%
60,000	Carnival Corp. (Panama)		2,905,800

	Household Products - 2.9%
30,000	Kimberly-Clark Corp.		2,107,800
75,000	Procter & Gamble Co.		5,275,500

			7,383,300

	Industrial Conglomerates - 3.8%
37,500	3M Co.		3,509,250
150,000	General Electric Co.		6,210,000

			9,719,250

	Insurance - 4.1%
65,000	American International Group, Inc.		4,397,250
70,000	Cincinnati Financial Corp.		3,031,700
32,000	Genworth Financial, Inc., Class A		983,360
25,000	PartnerRe Ltd. (Bermuda)		1,974,750

			10,387,060

	Multiline Retail - 0.7%
27,500	Target Corp.		1,748,175

	Multi-Utilities - 2.0%
25,000	Dominion Resources, Inc.		2,107,500
185,000	TECO Energy, Inc.		3,039,550

			5,147,050

	Oil, Gas & Consumable Fuels - 7.3%
75,000	BP PLC ADR (United Kingdom)		5,201,250
60,000	Chevron Corp.		5,614,800
27,500	ConocoPhillips		2,413,675
65,719	Royal Dutch Shell PLC, Class B ADR (United Kingdom)		5,395,530

			18,625,255

	Pharmaceuticals - 5.5%
35,000	Abbott Laboratories		1,876,700
75,000	GlaxoSmithKline PLC ADR (United Kingdom)		3,990,000
75,000	Merck & Co., Inc.		3,876,750
175,000	Pfizer, Inc.		4,275,250

			14,018,700

	Thrifts & Mortgage Finance - 0.8%
55,000	Washington Mutual, Inc.		1,942,050

	Tobacco - 1.4%
50,000	Altria Group, Inc.		3,476,500

	Wireless Telecommunication Services - 1.4%
100,000	Vodafone Group PLC ADR (United Kingdom)		3,630,000

	Total Common Stocks - 59.6% (Cost $131,556,408)		151,774,920

Principal Amount		Optional Call Provisions
	Corporate Bonds - 7.7%
	Aerospace/Defense - 0.7%
$1,000,000	DRS Technologies, Inc., B, B3
	6.875%, 11/1/2013	11/1/08 @ 103.44	1,000,000
700,000	L-3 Communications Corp., BB+, Ba3
	7.625%, 6/15/2012	11/2/07 @ 103.81	715,750

			1,715,750

	Apparel - 0.4%
1,000,000	Phillips-Van Heusen Corp., BB+, Ba3
	7.250%, 2/15/2011	2/15/08 @ 103.63	1,010,000

	Auto Manufacturers - 0.4%
1,000,000	Navistar International Corp., NR, NR
	7.500%, 6/15/2011	6/15/08 @ 103.75	980,000

	Auto Parts & Equipment - 0.2%
500,000	Goodyear Tire & Rubber Co. (The), B, B2
	7.857%, 8/15/2011	N/A	507,500

	Banks - 0.0%
100,000	FCB/NC Capital Trust I, BB+, A3
	8.050%, 3/1/2028	3/1/08 @ 104.03	104,646

	Coal - 0.2%
500,000	Massey Energy Co., B+, B2
	6.625%, 11/15/2010	11/15/07 @ 103.31	488,750

	Commercial Services - 0.1%
350,000	Rent-A-Center, Inc., B+, B2
	7.500%, 5/1/2010	11/2/07 @ 102.50	332,500

	Diversified Financial Services - 0.4%
1,000,000	General Motors Acceptance Corp. LLC, BB+, Ba1
	6.875%, 9/15/2011	N/A	951,664

	Electronics - 0.3%
700,000	IMAX Corp. (Canada), CCC+, Caa2
	9.625%, 12/1/2010	12/1/07 @ 104.81	649,250

	Food - 0.9%
1,465,000	Dean Foods Co., B+, B1
	7.000%, 6/1/2016	N/A	1,391,750
935,000	Smithfield Foods, Inc., BB, Ba3
	7.000%, 8/1/2011	N/A	946,688

			2,338,438

	Forest Products & Paper - 0.3%
400,000	Boise Cascade LLC, B+, B2
	7.125%, 10/15/2014	10/15/09 @ 103.56	384,000
500,000	Domtar, Inc., B+, B2
	7.875%, 10/15/2011	N/A	513,750

			897,750

	Health Care - 0.3%
740,000	DaVita, Inc., B, B2
	7.250%, 3/15/2015	3/15/10 @ 103.63	741,850

	Home Builders - 0.3%
1,000,000	K. Hovnanian Enterprises, Inc., BB-, Ba3
	6.500%, 1/15/2014	N/A	777,500

	Home Furnishings - 0.4%
1,000,000	Sealy Mattress Co., B, B2
	8.250%, 6/15/2014	6/15/09 @ 104.13	1,007,500

	Insurance - 0.6%
500,000	Odyssey Re Holdings Corp., BBB-,Baa3
	7.650%, 11/1/2013	N/A	539,372
1,000,000	Presidential Life Corp., B, B2
	7.875%, 2/15/2009	N/A	1,000,000

			1,539,372

	Iron/Steel - 0.2%
455,000	Allegheny Technologies, Inc., BB+, Baa3
	8.375%, 12/15/2011	N/A	480,025

	Media - 0.3%
750,000	DirecTV Holdings LLC/DirecTV Financing Co., BB-, Ba3
	8.375%, 3/15/2013	3/15/08 @ 104.19	779,062

	Office/Business Equipment - 0.4%
1,000,000	Xerox Capital Trust I, BB, Ba1
	8.000%, 2/1/2027	11/2/07 @ 102.45	1,008,861

	Oil & Gas - 0.2%
500,000	Chesapeake Energy Corp., BB, Ba2
	6.500%, 8/15/2017	N/A	486,250

	Retail - 0.6%
500,000	Bon-Ton Stores, Inc. (The), B-, B3
	10.250%, 3/15/2014	3/15/10 @ 105.13	467,500
700,000	Dillards, Inc., BB, B1
	7.130%, 8/1/2018	N/A	644,875
475,000	Pantry, Inc. (The), B, B3
	7.750%, 2/15/2014	2/15/09 @ 103.88	458,375

			1,570,750

	Semiconductors - 0.1%
345,000	Advanced Micro Devices, Inc., B, B2
	7.750%, 11/1/2012	11/1/08 @ 103.88	317,400

	Telecommunications - 0.0%
83,000	American Cellular Corp., CCC, B3
	10.000%, 8/1/2011	11/2/07 @ 105.00	86,735

	Transportation - 0.4%
850,000	Overseas Shipholding Group, Inc., BB+, Ba1
	8.750%, 12/1/2013	N/A	913,750

	Total Corporate Bonds - 7.7% (Cost $20,148,745)		19,685,303

Number of Shares
	Preferred Stocks - 6.0%
	Diversified Financial Services - 1.5%
60,000	ABN Amro Capital Funding Trust VII, 6.080%, A, A1		1,300,800
37,650	Deutsche Bank Contingent Capital Trust II, 6.550%, A+, Aa3		897,953
50,000	Merrill Lynch & Co., Inc., 6.375%, A-, A3		1,199,000
15,000	Merrill Lynch Capital Trust III, 7.375%, A-, A2		380,850

			3,778,603

	Insurance - 1.8%
20,000	ACE Ltd., (Cayman Islands) 7.800%, BBB, Baa2		511,200
50,000	Aegon NV (Netherlands), 6.500%, A-, A3		1,133,500
25,000	Aspen Insurance Holdings, Ltd., (Bermuda) 7.401%, BBB-, Ba1		597,500
50,000	Metlife, Inc., 6.500%, BBB, Baa1		1,234,500
48,600	Prudential PLC, (United Kingdom) 6.500%, A-, Baa1		1,125,090

			4,601,790

	Media - 0.2%
20,000	Comcast Corp., 7.000%, BBB+, Baa2		499,000

	Real Estate Investment Trusts - 2.5%
20,000	Apartment Investment & Management Co., 7.750%, B+, Ba3		493,000
20,000	Brandywine Realty Trust, Series C, 7.500%, NR, NR		481,400
11,000	Capital Automotive REIT, Series A, 7.500%, NR, B1		220,344
20,000	CBL & Associates Properties, Series C, 7.750%, NR, NR		495,000
25,000	CBL & Associates Properties, Series D, 7.375%, NR, NR		598,500
12,500	Duke Realty Corp., Series L, 6.600%, BBB, Baa2		284,500
25,000	First Industrial Realty Trust, 7.250%, BBB-, Baa3		596,750
20,000	Health Care REIT, Inc., Series D, 7.875%, BB+, Baa3		503,800
12,000	PS Business Parks, Inc., Series H, 7.000%, BBB-, Baa3		270,000
16,000	Public Storage, Inc., 6.625%, BBB+, Baa1		354,400
20,000	Realty Income Corp., Series D, 7.375%, BBB-, Baa2		498,800
18,500	Regency Centers Corp., 7.250%, BBB-, Baa3		450,845
25,000	Taubman Centers, Inc., 8.000%, NR, B1		625,000
25,000	Vornado Realty Trust, Series E, 7.000%, BBB-, Baa3		590,000

			6,462,339

	Total Preferred Stocks - 6.0% (Cost $16,224,786)		15,341,732

	Investment Companies - 0.0%
7,000	DWS RREEF Real Estate Fund II
	(Cost $96,569)		117,600

	Total Long-Term Investments - 150.1% (Cost $362,897,498)		382,622,572

Principal Amount		Optional Put Provisions
	Short-Term Investments - 2.7%
$3,150,000	Blount County, Tennessee Public Building Authority
	Local Government Public Improvement, Series D-5-C, NR, Aaa (d)
	4.100%, 6/1/2030	10/2/07 @ 100.00	3,150,000
200,000	Missouri Development Finance Board
	Nelson Gallery Foundation Project, Series 2004A, AAA/A-1+, Aaa (d)
	4.040%, 12/1/2033	10/2/07 @ 100.00	200,000
3,400,000	Sevier County, Tennessee Public Building Authority
	Local Government Public Improvement, Series VI-C-1, NR, Aaa (d)
	4.100%, 6/1/2034	10/2/07 @ 100.00	3,400,000

	Total Short-Term Investments - 2.7%
	(Cost $6,750,000)		6,750,000

	Total Investments - 152.8% (Cost $369,647,498)		389,372,572

	Floating Rate Note Obligations - (2.5%)
(6,250,000)	Notes with interest rates ranging from 3.90% to 3.92% on September 30, 2007 and contractual maturities of collateral of ranging from 2040 to 2041
	(Cost ($6,250,000))		(6,250,000)

	Total Net Investments - 150.3% (Cost $363,397,498)		383,122,572
	Liabilities in excess of Other Assets - -3.2%		(8,197,616)
	Preferred Shares, at Liquidation Value - (-47.1% of Net Assets
	Applicable to Common Shareholders or -31.3% of Total Investments)		(120,000,000)

	Net Assets Applicable to Common Shareholders - 100.0%		$254,924,956

ACA	ACA Financial Guaranty Corporation
ADR	American Depositary Receipt
AMBAC	Ambac Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LLC	Limited Liability Corporation
MBIA	MBIA Insurance Corporation
N/A	Not Applicable
PLC	Public Limited Company
RADIAN	Radian Asset Assurance, Inc
REIT	Real Estate Investment Trust
(a)	Inverse floating rate investment. Interest rate shown is that in effect at September 30, 2007.
(b)	All or a portion of these securities have been physically segregated in connection with swap agreements.
(c)	All or a portion of these securities represent an underlying security related to inverse floating rate investments entered into by the Fund.
(d)	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate shown is as of September 30, 2007.

Ratings shown are per Standard & Poor’s and Moody’s. Securities classified as NR are not rated.

All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shareholders unless otherwise noted.

Country Allocation*
United States	88.5%
United Kingdom	5.8%
Netherlands	1.3%
Germany	1.1%
Finland	0.8%
Panama	0.7%
Bermuda	0.7%
Sweden	0.4%
Japan	0.4%
Canada	0.2%
Cayman Islands	0.1%

*	Based on Total Investments. Subject to change daily.

See previously submitted notes to the financial statements for the period ended June 30, 2007.

The Fund entered into interest rate swap agreements during the period ended September 30, 2007. Details of the swap agreements outstanding as of September 30, 2007 were as follows:

Interest Rate Swap Agreements

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation/ Depreciation
Morgan Stanley*	3/31/2010	$15,000	4.742%	2-Yr LIBOR	$56,855
JP Morgan Chase & Co.*	4/23/2010	15,000	4.773%	2-Yr LIBOR	60,784
JP Morgan Chase & Co.**	10/10/2017	25,000	4.088%	10-Yr BMA	(755,439)
Morgan Stanley**	10/26/2017	10,000	5.548%	10-Yr LIBOR	(269,856)
JP Morgan Chase & Co.**	12/12/2037	25,000	3.997%	30-Yr BMA	366,819

					$(540,837)

BMA - Bond Market Association Municipal Swap Index.

LIBOR - London Inter Bank Offering Rate

*	For each swap noted, the Fund pays a floating rate and receives a fixed rate.
**	For each swap noted, the Fund pays a fixed rate and receives a floating rate.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of this filing and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TS&W/Claymore Tax-Advantaged Balanced Fund

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	November 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	November 16, 2007

By:	/s/ Steven M. Hill
Steven M. Hill
Treasurer and Chief Financial Officer

Date:	November 16, 2007